Consolidated Statement of Comprehensive Income - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		SFr 1,128	SFr 3,286	SFr 6,386
Total other comprehensive income		(911)	(1,116)	(605)
Total comprehensive income		218	2,170	5,781
Other comprehensive income that may be reclassified to the income statement
Total other comprehensive income that may be reclassified to the income statement, net of tax		(1,237)	(447)	(814)
Other comprehensive income that will not be reclassified to the income statement
Total other comprehensive income that will not be reclassified to the income statement, net of tax		326	(669)	208
Foreign currency translation
Subtotal foreign currency translation, net of tax		352	271	(95)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		277	(876)	322
Income tax relating to defined benefit plans		11	52	(19)
Subtotal defined benefit plans, net of tax	[1]	288	(824)	304
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax		(313)	(115)
Other comprehensive income that may be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income		(1,237)	(447)	(814)
Other comprehensive income that will not be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income		326	(669)	208
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		1,053	3,204	6,203
Total other comprehensive income		(1,263)	(1,386)	(506)
Total comprehensive income		(210)	1,817	5,698
Other comprehensive income that may be reclassified to the income statement
Income tax relating to other comprehensive income that may be reclassified to the income statement		(359)
Defined benefit plans
Subtotal defined benefit plans, net of tax		288	(824)	298
Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Other comprehensive income that may be reclassified to the income statement
Total other comprehensive income that may be reclassified to the income statement, net of tax		(1,237)	(447)	(804)
Foreign currency translation
Foreign currency translation movements, before tax		(748)	251	(140)
Foreign exchange amounts reclassified to the income statement from equity		21	126	(90)
Income tax relating to foreign currency translation movements		196	(84)	(2)
Subtotal foreign currency translation, net of tax		(530)	292	(231)
Financial assets available for sale
Net unrealized gains / (losses) on financial assets available for sale, before tax		99	240	175
Impairment charges reclassified to the income statement from equity		15	5	1
Realized gains reclassified to the income statement from equity		(206)	(372)	(292)
Realized losses reclassified to the income statement from equity		14	25	44
Income tax relating to net unrealized gains / (losses) on financial assets available for sale		(7)	28	8
Subtotal financial assets available for sale, net of tax		(86)	(73)	(63)
Cash flow hedges
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax		45	246	544
Net realized (gains) / losses reclassified to the income statement from equity		(826)	(1,082)	(1,182)
Income tax relating to cash flow hedges		160	170	128
Subtotal cash flow hedges, net of tax		(621)	(666)	(509)
Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Other comprehensive income that will not be reclassified to the income statement
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(25)	(939)	298
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		277	(876)	316
Income tax relating to defined benefit plans		11	52	(18)
Subtotal defined benefit plans, net of tax		288	(824)	298
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax		(312)	(120)
Income tax relating to own credit on financial liabilities designated at fair value		(1)	5
Subtotal own credit on financial liabilities designated at fair value, net of tax		(313)	(115)
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		76	82	183
Total other comprehensive income		352	271	(99)
Total comprehensive income		428	352	83
Other comprehensive income that may be reclassified to the income statement
Total other comprehensive income that may be reclassified to the income statement, net of tax				(10)
Foreign currency translation
Subtotal foreign currency translation, net of tax		352	271	(95)
Defined benefit plans
Subtotal defined benefit plans, net of tax		0	0	5
Comprehensive income attributable to non-controlling interests | Other comprehensive income that may be reclassified to the income statement
Other comprehensive income that may be reclassified to the income statement
Other comprehensive income that may be reclassified to the income statement, before tax		0	0	(12)
Income tax relating to other comprehensive income that may be reclassified to the income statement		0	0	2
Total other comprehensive income that may be reclassified to the income statement, net of tax		0	0	(10)
Comprehensive income attributable to non-controlling interests | Other comprehensive income that will not be reclassified to the income statement
Other comprehensive income that will not be reclassified to the income statement
Total other comprehensive income that will not be reclassified to the income statement, net of tax		352	271	(90)
Foreign currency translation
Foreign currency translation movements, before tax		352	271	(95)
Income tax relating to foreign currency translation movements		0	0	0
Subtotal foreign currency translation, net of tax		352	271	(95)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		0	0	6
Income tax relating to defined benefit plans		0	0	(1)
Subtotal defined benefit plans, net of tax		0	0	5
UBS AG
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		921	3,288	6,314
Total other comprehensive income		(898)	(1,115)	(606)
Total comprehensive income		23	2,173	5,709
Other comprehensive income that may be reclassified to the income statement
Total other comprehensive income that may be reclassified to the income statement, net of tax		(1,242)	(447)	(848)
Other comprehensive income that will not be reclassified to the income statement
Total other comprehensive income that will not be reclassified to the income statement, net of tax		344	(669)	243
Foreign currency translation
Subtotal foreign currency translation, net of tax		352	271	(61)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		299	(876)	322
Income tax relating to defined benefit plans		6	52	(19)
Subtotal defined benefit plans, net of tax	[1]	305	(824)	304
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax		(313)	(115)
UBS AG | Other comprehensive income that may be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income		(1,242)	(447)	(848)
UBS AG | Other comprehensive income that will not be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income		344	(669)	243
UBS AG | Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		845	3,207	6,235
Total other comprehensive income		(1,250)	(1,386)	(545)
Total comprehensive income		(404)	1,820	5,690
Other comprehensive income that may be reclassified to the income statement
Income tax relating to other comprehensive income that may be reclassified to the income statement		(354)
UBS AG | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Other comprehensive income that may be reclassified to the income statement
Total other comprehensive income that may be reclassified to the income statement, net of tax		(1,242)	(447)	(848)
Foreign currency translation
Foreign currency translation movements, before tax		(753)	251	(174)
Foreign exchange amounts reclassified to the income statement from equity		21	126	(90)
Income tax relating to foreign currency translation movements		196	(84)	(1)
Subtotal foreign currency translation, net of tax		(535)	293	(266)
Financial assets available for sale
Net unrealized gains / (losses) on financial assets available for sale, before tax		99	240	180
Impairment charges reclassified to the income statement from equity		15	5	1
Realized gains reclassified to the income statement from equity		(206)	(372)	(298)
Realized losses reclassified to the income statement from equity		14	25	45
Income tax relating to net unrealized gains / (losses) on financial assets available for sale		(7)	28	8
Subtotal financial assets available for sale, net of tax		(86)	(73)	(64)
Cash flow hedges
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax		45	246	550
Net realized (gains) / losses reclassified to the income statement from equity		(826)	(1,082)	(1,199)
Income tax relating to cash flow hedges		160	170	131
Subtotal cash flow hedges, net of tax		(621)	(666)	(518)
UBS AG | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Other comprehensive income that will not be reclassified to the income statement
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(8)	(939)	304
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		299	(876)	322
Income tax relating to defined benefit plans		6	52	(19)
Subtotal defined benefit plans, net of tax		305	(824)	304
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax		(312)	(120)
Income tax relating to own credit on financial liabilities designated at fair value		(1)	5
Subtotal own credit on financial liabilities designated at fair value, net of tax		(313)	(115)
UBS AG | Comprehensive income attributable to preferred noteholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		72	78	77
Total comprehensive income		423	349	18
Other comprehensive income that will not be reclassified to the income statement
Total other comprehensive income that will not be reclassified to the income statement, net of tax		351	271	(59)
Foreign currency translation
Subtotal foreign currency translation, net of tax		351	271	(59)
UBS AG | Comprehensive income attributable to preferred noteholders | Other comprehensive income that will not be reclassified to the income statement
Other comprehensive income that will not be reclassified to the income statement
Total other comprehensive income that will not be reclassified to the income statement, net of tax		351	271	(59)
Foreign currency translation
Foreign currency translation movements, before tax		351	271	(59)
Income tax relating to foreign currency translation movements		0	0	0
Subtotal foreign currency translation, net of tax		351	271	(59)
UBS AG | Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		4	4	3
Total other comprehensive income		1	0	(2)
Total comprehensive income		5	3	1
Foreign currency translation
Subtotal foreign currency translation, net of tax		1	0	(2)
UBS AG | Comprehensive income attributable to non-controlling interests | Other comprehensive income that will not be reclassified to the income statement
Other comprehensive income that will not be reclassified to the income statement
Total other comprehensive income that will not be reclassified to the income statement, net of tax		1	0	(2)
Foreign currency translation
Foreign currency translation movements, before tax		1	0	(2)
Income tax relating to foreign currency translation movements		0	0	0
Subtotal foreign currency translation, net of tax		1	0	(2)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		0	0	0
Income tax relating to defined benefit plans		0	0	0
Subtotal defined benefit plans, net of tax		SFr 0	SFr 0	SFr 0

[1]	Refer to the “Statement of comprehensive income”.